Taxation (Details) - Schedule of Income Tax Provision	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Provision [Abstract]
Current income tax (benefit) / expenses	¥ 253,886	$ 35,624	¥ (97,584)
Deferred income tax expense / (benefit)	(926,279)	(129,971)	133,923
Total income tax expenses / (benefit)	¥ (672,393)	$ (94,347)	¥ 36,339